December 10, 2007




         Supplement to the April 1, 2007 Class A Shares, Class B Shares and Class C Shares Prospectus for Pioneer Select Equity Fund


Effective December 10, 2007, the fund has been renamed Pioneer Select Growth Fund. Class B shares are not currently offered.



                                                                 21452-00-1107
                                      (C) 2007 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                   Member SIPC